Schedule of Investments (unaudited)	iShares® ESG MSCI USA Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Howmet Aerospace Inc.	78,892	$2,219,232

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	27,047	2,571,899
Expeditors International of Washington Inc.	34,192	4,158,431
United Parcel Service Inc., Class B	147,535	29,266,518
		35,996,848
Airlines — 0.0%
Delta Air Lines Inc.(a)	32,246	1,167,305

Auto Components — 0.3%
Aptiv PLC(a)	54,545	8,746,291
BorgWarner Inc.	48,353	2,092,718
		10,839,009
Automobiles — 4.6%
Tesla Inc.(a)	170,471	195,148,382

Banks — 2.0%
Citizens Financial Group Inc.	85,840	4,057,657
First Republic Bank/CA	35,512	7,445,446
Huntington Bancshares Inc./OH	297,863	4,420,287
KeyCorp.	195,623	4,389,780
M&T Bank Corp.	25,942	3,803,357
PNC Financial Services Group Inc. (The)	85,732	16,889,204
Regions Financial Corp.	193,851	4,410,110
SVB Financial Group(a)	11,884	8,227,650
Truist Financial Corp.	271,052	16,076,094
U.S. Bancorp	285,237	15,785,015
		85,504,600
Beverages — 2.2%
Coca-Cola Co. (The)	831,375	43,605,619
Keurig Dr Pepper Inc.	142,055	4,828,449
PepsiCo Inc.	279,984	44,735,844
		93,169,912
Biotechnology — 1.5%
Amgen Inc.	115,941	23,058,346
Biogen Inc.(a)	30,340	7,152,352
BioMarin Pharmaceutical Inc.(a)	36,707	3,167,447
Gilead Sciences Inc.	253,993	17,507,737
Horizon Therapeutics PLC(a)	42,938	4,455,247
Vertex Pharmaceuticals Inc.(a)	52,554	9,824,445
		65,165,574
Building Products — 0.8%
Allegion PLC	18,365	2,270,648
Fortune Brands Home & Security Inc.	27,964	2,811,221
Johnson Controls International PLC	144,451	10,799,157
Lennox International Inc.	6,893	2,130,075
Masco Corp.	51,860	3,417,574
Owens Corning	21,175	1,796,487
Trane Technologies PLC	48,105	8,978,798
		32,203,960
Capital Markets — 4.8%
Ameriprise Financial Inc.	23,365	6,766,504
Bank of New York Mellon Corp. (The)	168,573	9,236,115
BlackRock Inc.(b)	30,777	27,841,182
Carlyle Group Inc. (The)	32,177	1,759,760
Cboe Global Markets Inc.	21,679	2,795,290
Charles Schwab Corp. (The)	291,725	22,576,598
Security	Shares	Value

Capital Markets (continued)
CME Group Inc.	72,481	$15,983,510
FactSet Research Systems Inc.	7,644	3,581,749
Franklin Resources Inc.	61,298	1,986,055
Intercontinental Exchange Inc.	113,563	14,844,955
Invesco Ltd.	69,913	1,561,157
MarketAxess Holdings Inc.	7,647	2,697,021
Moody's Corp.	34,009	13,285,276
Morgan Stanley	277,210	26,285,052
Nasdaq Inc.	23,254	4,725,910
Northern Trust Corp.	39,986	4,626,380
Raymond James Financial Inc.	37,482	3,684,106
S&P Global Inc.	48,602	22,149,390
State Street Corp.	73,854	6,570,790
T Rowe Price Group Inc.	45,722	9,142,114
		202,098,914
Chemicals — 2.2%
DuPont de Nemours Inc.	107,248	7,932,062
Ecolab Inc.	51,931	11,501,159
International Flavors & Fragrances Inc.	50,183	7,134,517
Linde PLC	104,975	33,396,747
LyondellBasell Industries NV, Class A	53,964	4,701,883
Mosaic Co. (The)	74,745	2,557,774
PPG Industries Inc.	47,798	7,369,018
Sherwin-Williams Co. (The)	51,302	16,993,274
		91,586,434
Commercial Services & Supplies — 0.5%
Copart Inc.(a)	42,908	6,228,526
Waste Management Inc.	85,081	13,669,964
		19,898,490
Communications Equipment — 1.3%
Cisco Systems Inc.	853,700	46,816,908
Motorola Solutions Inc.	34,238	8,668,377
		55,485,285
Consumer Finance — 0.7%
Ally Financial Inc.	75,446	3,457,690
American Express Co.	137,623	20,959,983
Discover Financial Services	61,447	6,627,059
		31,044,732
Containers & Packaging — 0.3%
Amcor PLC	310,755	3,517,746
Ball Corp.	66,235	6,189,661
International Paper Co.	75,490	3,436,305
		13,143,712
Distributors — 0.3%
Genuine Parts Co.	29,117	3,719,405
LKQ Corp.	58,154	3,250,809
Pool Corp.	8,122	4,500,563
		11,470,777
Diversified Financial Services — 0.1%
Equitable Holdings Inc.	77,684	2,443,939

Diversified Telecommunication Services — 1.0%
Verizon Communications Inc.	838,691	42,160,997

Electric Utilities — 0.2%
Edison International	76,582	4,999,273
Eversource Energy	69,263	5,698,267
		10,697,540

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.6%
Eaton Corp. PLC	80,408	$13,030,920
Generac Holdings Inc.(a)	12,673	5,338,375
Rockwell Automation Inc.	23,476	7,892,631
		26,261,926
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	35,561	2,747,087
Keysight Technologies Inc.(a)	37,184	7,231,544
Teledyne Technologies Inc.(a)	9,352	3,883,792
Trimble Inc.(a)	50,527	4,338,754
Zebra Technologies Corp., Class A(a)	10,763	6,337,039
		24,538,216
Energy Equipment & Services — 0.3%
Baker Hughes Co.	167,832	3,917,199
Schlumberger NV	282,285	8,095,934
		12,013,133
Entertainment — 1.7%
Activision Blizzard Inc.	156,799	9,188,421
Electronic Arts Inc.	58,065	7,212,834
Take-Two Interactive Software Inc.(a)	23,221	3,851,900
Walt Disney Co. (The)(a)	368,108	53,338,849
		73,592,004
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	92,201	24,200,919
Boston Properties Inc.	29,848	3,218,808
Crown Castle International Corp.	87,553	15,904,002
Equinix Inc.	18,181	14,766,608
Equity Residential	71,477	6,097,703
Healthpeak Properties Inc.	108,656	3,570,436
Host Hotels & Resorts Inc.(a)	142,643	2,239,495
Prologis Inc.	149,755	22,575,566
Welltower Inc.	85,601	6,815,552
Weyerhaeuser Co.	150,998	5,679,035
		105,068,124
Food & Staples Retailing — 0.1%
Kroger Co. (The)	144,965	6,020,396

Food Products — 0.6%
Bunge Ltd.	28,310	2,450,797
Campbell Soup Co.	39,713	1,601,625
Conagra Brands Inc.	96,730	2,955,102
General Mills Inc.	123,442	7,625,012
Hormel Foods Corp.	59,904	2,480,026
JM Smucker Co. (The)	22,124	2,798,022
Kellogg Co.	52,013	3,182,155
McCormick & Co. Inc./MD, NVS	50,224	4,310,224
		27,402,963
Gas Utilities — 0.1%
Atmos Energy Corp.	26,366	2,381,377
UGI Corp.	42,188	1,740,255
		4,121,632
Health Care Equipment & Supplies — 1.9%
ABIOMED Inc.(a)	9,155	2,881,811
Align Technology Inc.(a)	15,151	9,265,291
Baxter International Inc.	101,351	7,557,744
DENTSPLY SIRONA Inc.	44,112	2,150,019
Dexcom Inc.(a)	19,512	10,977,256
Edwards Lifesciences Corp.(a)	126,272	13,550,248
Hologic Inc.(a)	51,957	3,882,747
Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories Inc.(a)	17,208	$10,463,669
Insulet Corp.(a)	13,952	4,024,315
Novocure Ltd.(a)(c)	18,608	1,742,453
ResMed Inc.	29,352	7,480,357
STERIS PLC	20,084	4,388,956
Teleflex Inc.	9,410	2,798,722
		81,163,588
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	30,970	3,584,777
Cardinal Health Inc.	59,219	2,737,694
Centene Corp.(a)	117,402	8,383,677
Cigna Corp.	69,327	13,303,851
DaVita Inc.(a)	13,906	1,314,117
HCA Healthcare Inc.	51,883	11,704,286
Humana Inc.	26,034	10,926,730
Laboratory Corp. of America Holdings(a)	19,705	5,622,428
Quest Diagnostics Inc.	24,751	3,679,979
		61,257,539
Health Care Technology — 0.2%
Cerner Corp.	60,734	4,278,710
Teladoc Health Inc.(a)	29,034	2,939,693
		7,218,403
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings Inc.(a)	8,279	17,401,216
Darden Restaurants Inc.	26,258	3,622,291
Domino's Pizza Inc.	7,856	4,117,644
Hilton Worldwide Holdings Inc.(a)	56,044	7,569,863
McDonald's Corp.	151,284	37,004,066
Starbucks Corp.	238,858	26,188,391
Vail Resorts Inc.	8,126	2,695,476
		98,598,947
Household Durables — 0.3%
Garmin Ltd.	30,949	4,132,929
Mohawk Industries Inc.(a)	12,094	2,030,220
Newell Brands Inc.	77,297	1,659,567
NVR Inc.(a)	697	3,642,062
		11,464,778
Household Products — 2.3%
Clorox Co. (The)	25,065	4,081,835
Colgate-Palmolive Co.	162,176	12,166,443
Kimberly-Clark Corp.	68,013	8,862,774
Procter & Gamble Co. (The)	491,920	71,121,794
		96,232,846
Industrial Conglomerates — 0.7%
3M Co.	116,932	19,883,117
Roper Technologies Inc.	21,233	9,855,297
		29,738,414
Insurance — 3.0%
Aflac Inc.	130,131	7,045,292
Allstate Corp. (The)	60,330	6,559,078
American International Group Inc.	172,961	9,097,748
Aon PLC, Class A	45,478	13,451,028
Arch Capital Group Ltd.(a)(c)	82,020	3,311,968
Arthur J Gallagher & Co.	41,663	6,786,903
Assurant Inc.	12,217	1,858,206
Chubb Ltd.	88,879	15,951,114
Erie Indemnity Co., Class A, NVS	5,123	951,905
Hartford Financial Services Group Inc. (The)	72,206	4,772,817

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	36,902	$2,447,710
Loews Corp.	45,079	2,409,923
Marsh & McLennan Companies Inc.	102,600	16,828,452
Principal Financial Group Inc.	54,980	3,770,528
Progressive Corp. (The)	118,247	10,989,876
Prudential Financial Inc.	79,415	8,120,978
Travelers Companies Inc. (The)	50,913	7,481,665
Willis Towers Watson PLC	26,005	5,872,969
		127,708,160
Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	60,993	173,095,084
Alphabet Inc., Class C, NVS(a)	58,373	166,307,012
		339,402,096
Internet & Direct Marketing Retail — 0.5%
eBay Inc.	131,686	8,883,538
MercadoLibre Inc.(a)	9,052	10,757,487
		19,641,025
IT Services — 5.1%
Accenture PLC, Class A	128,461	45,911,961
Automatic Data Processing Inc.	85,866	19,825,601
International Business Machines Corp.	181,574	21,262,315
Mastercard Inc., Class A	178,512	56,216,999
Okta Inc.(a)	25,233	5,430,899
Visa Inc., Class A	341,877	66,245,506
Western Union Co. (The)	83,068	1,314,136
		216,207,417
Leisure Products — 0.1%
Hasbro Inc.	26,343	2,552,900

Life Sciences Tools & Services — 2.2%
Agilent Technologies Inc.	61,548	9,287,593
Bio-Techne Corp.	7,855	3,707,796
Illumina Inc.(a)	29,718	10,856,877
Mettler-Toledo International Inc.(a)	4,694	7,107,326
Thermo Fisher Scientific Inc.	79,698	50,435,285
Waters Corp.(a)	12,547	4,116,294
West Pharmaceutical Services Inc.	14,928	6,608,029
		92,119,200
Machinery — 2.3%
Caterpillar Inc.	110,539	21,372,716
Cummins Inc.	29,460	6,179,235
Deere & Co.	60,115	20,772,137
Dover Corp.	29,000	4,751,650
Fortive Corp.	68,972	5,094,962
IDEX Corp.	15,319	3,440,494
Illinois Tool Works Inc.	63,660	14,778,669
PACCAR Inc.	70,075	5,845,657
Pentair PLC	33,542	2,471,710
Snap-on Inc.	10,962	2,257,185
Stanley Black & Decker Inc.	32,458	5,672,360
Xylem Inc./NY	36,412	4,409,857
		97,046,632
Media — 0.3%
Cable One Inc.	1,092	1,935,090
Discovery Inc., Class A(a)(c)	34,048	792,297
Discovery Inc., Class C, NVS(a)	63,288	1,437,270
Interpublic Group of Companies Inc. (The)	78,971	2,621,048
Omnicom Group Inc.	43,374	2,919,504
Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.(c)	209,264	$1,276,510
		10,981,719
Metals & Mining — 0.3%
Newmont Corp.	161,588	8,874,413
Steel Dynamics Inc.	42,439	2,537,852
		11,412,265
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	282,767	2,290,413

Multi-Utilities — 0.3%
Consolidated Edison Inc.	71,587	5,558,015
Sempra Energy	63,972	7,668,323
		13,226,338
Multiline Retail — 0.6%
Target Corp.	98,865	24,107,242

Oil, Gas & Consumable Fuels — 0.9%
Cheniere Energy Inc.	48,630	5,096,910
Marathon Petroleum Corp.	131,448	7,998,611
ONEOK Inc.	89,863	5,377,402
Phillips 66	88,208	6,101,347
Valero Energy Corp.	82,517	5,523,688
Williams Companies Inc. (The)	245,033	6,564,434
		36,662,392
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	47,210	15,677,025

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	450,798	24,176,297
Catalent Inc.(a)	34,323	4,415,997
Eli Lilly & Co.	164,497	40,801,836
Jazz Pharmaceuticals PLC(a)	12,252	1,468,647
Johnson & Johnson	533,280	83,154,351
Merck & Co. Inc.	512,798	38,413,698
Zoetis Inc.	95,804	21,272,320
		213,703,146
Professional Services — 0.3%
IHS Markit Ltd.	76,396	9,764,937
Robert Half International Inc.	22,866	2,542,013
		12,306,950
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	67,729	6,472,861
Road & Rail — 1.6%
AMERCO.	1,985	1,398,552
CSX Corp.	458,525	15,892,476
Kansas City Southern	18,361	5,340,297
Norfolk Southern Corp.	50,439	13,379,954
Union Pacific Corp.	132,105	31,129,222
		67,140,501
Semiconductors & Semiconductor Equipment — 6.8%
Applied Materials Inc.	182,912	26,922,817
Intel Corp.	821,854	40,435,217
Lam Research Corp.	28,778	19,564,723
NVIDIA Corp.	506,442	165,484,988
Texas Instruments Inc.	187,021	35,977,230
		288,384,975
Software — 16.2%
Adobe Inc.(a)	96,459	64,613,061

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ANSYS Inc.(a)	17,548	$6,869,691
Autodesk Inc.(a)	44,404	11,287,053
Cadence Design Systems Inc.(a)	56,299	9,990,821
Citrix Systems Inc.	24,801	1,994,744
Intuit Inc.	55,356	36,108,719
Microsoft Corp.	1,446,225	478,107,523
salesforce.com Inc.(a)	198,323	56,514,122
VMware Inc., Class A.	42,185	4,924,677
Workday Inc., Class A(a)	38,692	10,610,507
		681,020,918
Specialty Retail — 3.8%
Advance Auto Parts Inc.	13,262	2,927,189
Best Buy Co. Inc.	45,420	4,853,581
Burlington Stores Inc.(a)(c)	13,377	3,921,200
CarMax Inc.(a)	32,839	4,638,509
Home Depot Inc. (The)	213,791	85,646,812
Lowe's Companies Inc.	140,271	34,308,884
TJX Companies Inc. (The)	243,364	16,889,462
Tractor Supply Co.	23,223	5,232,838
		158,418,475
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	262,367	3,764,966
HP Inc.	243,346	8,585,247
		12,350,213
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica Inc.(a)	23,981	10,897,206
Nike Inc., Class B	258,911	43,818,098
VF Corp.	67,231	4,822,480
		59,537,784
Trading Companies & Distributors — 0.4%
Fastenal Co.	115,961	6,861,412
United Rentals Inc.(a)	14,572	4,936,119
Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	9,009	$4,337,023
		16,134,554
Water Utilities — 0.2%
American Water Works Co. Inc.	36,606	6,170,673
Essential Utilities Inc.	47,072	2,225,094
		8,395,767
Total Common Stocks — 99.8%
(Cost: $2,943,876,816)		4,199,039,519

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(d)(e)	6,654,122	6,656,784
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	4,916,000	4,916,000
		11,572,784

Total Short-Term Investments — 0.3%
(Cost: $11,572,126)		11,572,784

Total Investments in Securities — 100.1%
(Cost: $2,955,448,942)		4,210,612,303

Other Assets, Less Liabilities — (0.1)%		(2,662,567)

Net Assets — 100.0%		$4,207,949,736

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,691,739	$—	$(4,034,553	)(a)	$(351)	$(51)	$6,656,784	6,654,122	$4,513	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,176,000	—	(1,260,000	)(a)	—	—	4,916,000	4,916,000	79		—
BlackRock Inc.	28,721,294	1,155,777	(905,446)		418,793	(1,549,236)	27,841,182	30,777	125,998		—
					$418,442	$(1,549,287)	$39,413,966		$130,590		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	37	12/17/21	$8,448	$(44,983)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,199,039,519	$—	$—	$4,199,039,519
Money Market Funds	11,572,784	—	—	11,572,784
	$4,210,612,303	$—	$—	$4,210,612,303
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(44,983)	$—	$—	$(44,983)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares